Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and contingencies
Summary of Rollforward of Legal Proceedings

	Civil	Labor	Taxes	Total
Balance at December 31, 2018	—	17	114	131
Additions	—	209	145	354
Reversals	—	(104)	(130)	(234)
Balance at December 31, 2019	—	122	129	251
Additions	564	108	137	809
Business combination	—	—	599	599
Reversals	(99)	(178)	(16)	(293)
Balance at December 31, 2020	465	52	849	1,366

Summary of Litigation Settlement

	2020	2019
Civil (a)	6,367	6,113
Labor (b)	1,496	1,096
Total	7,863	7,209
(a)	The civil proceedings relate mainly to customer claims, including those related to the early termination of certain agreements, among others.
(b)

The labor proceedings to which the Company is a party were filed by former employees or suppliers and third-party service providers’ employees seeking joint liability for the acts of the Company’s suppliers and service providers.